Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders (Schedule Of Net Income (Loss) Per Share Basic And Diluted) (Detail) (JPY ¥)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss) Per Share Attributable To Panasonic Corporation Common Shareholders [Abstract]
Basic	¥ (333.96)	¥ 35.75	¥ (49.97)
Diluted